Employee Severance Expenses by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Severance Benefit [Line Items]
Expenses incurred	$ 3,504	$ 187
TCA
Employee Severance Benefit [Line Items]
Expenses incurred	1,901	153
FPC
Employee Severance Benefit [Line Items]
Expenses incurred	1,603	7
Corporate
Employee Severance Benefit [Line Items]
Expenses incurred		$ 27